Income Taxes: (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax: [Abstract]
Provision for income tax expense

	2012	2011	2010
Current
Federal	$210	1,011	2,613
State	120	110	210

	330	1,121	2,823

Deferred
Federal	487	(637)	(210)
State	—	—	—

	487	(637)	(210)

	$817	484	2,613

Reconciliation of Federal Income Tax Rate

	2012	2011	2010
Expected federal income tax expense at statutory tax rate	$1,661	1,157	3,104
Effect of nontaxable interest income	(575)	(547)	(695)
Effect of nontaxable bank owned life insurance income	(136)	(107)	(117)
Effect of QSCAB credit	(220)	(220)	—
State taxes on income, net of federal benefit	79	73	139
Other tax credits	(64)	—	—
Non deductible expenses	72	128	182

Total income tax expense	$817	484	2,613

Effective rate	16.7%	14.2%	28.6%

Components of deferred taxes

	2012	2011
Deferred tax assets:
Allowance for loan loss	$3,620	$3,829
Accrued expenses	297	679
Intangible amortization	1,365	1,534
AMT credit	110	—
Other real estate owned	34	—

	5,426	6,042

Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on securities available for sale	(5,007)	(3,794)
Depreciation and amortization	(200)	(244)
Unearned loan cost and fees, net	—	(85)

	(5,994)	(4,910)

Net deferred tax asset (liability)	($568)	$1,132